Note 7 - Equipment, Net (Details Textual) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Depreciation	$ 9	$ 0	$ 12	$ 0
Proceeds from Sale of Machinery and Equipment			12
Other Nonoperating Income (Expense) [Member]
Gain (Loss) on Disposition of Assets			$ (12)